LEASES - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 8,733	$ 8,822
Operating cash flows from finance leases	0	102
Financing cash flows from finance leases	0	492
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 3,756	$ 5,869
Weighted average remaining lease terms
Operating leases	4 years	6 years
Weighted average discount rates
Operating leases	4.80%	4.80%